Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	Service Corporation International is filing this Amendment No. 1 to its definitive proxy statement on Schedule 14A (the “Proxy Statement”), originally filed with the Securities and Exchange Commission (the “SEC”) on March 26, 2026 (the “Original Filing”), to amend and restate the Original Filing for the purpose of clarifying the voting standards and the effect of abstentions and broker-non votes. The information contained in this Proxy Statement is as of the date of the Original Filing and does not reflect any information or events occurring after the date of the Original Filing.
Entity Information [Line Items]
Entity Registrant Name	Service Corporation International
Entity Central Index Key	0000089089